Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of presentation
These consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). They include the accounts of Teekay LNG Partners L.P., which is a limited partnership organized under the laws of the Republic of The Marshall Islands, its wholly-owned or controlled subsidiaries and any variable interest entities (or VIEs) of which it is the primary beneficiary (collectively, the Partnership).

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates. Significant intercompany balances and transactions have been eliminated upon consolidation.

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (or COVID-19) as a pandemic. The Partnership has experienced some logistical challenges across its fleet, however, at this time, the Partnership has not yet experienced any material negative financial impacts to its results of operations or financial position as a result of COVID-19, other than it being a contributing factor to the write-down of certain of the Partnership's seven multi-gas vessels during the year ended December 31, 2020 as described in Note 19a. Given the dynamic nature of the COVID-19 pandemic, it may have further direct or indirect impact on the Partnership's business and the related financial reporting implications and it could materially affect the Partnership's business, results of operations and financial condition in the future.

Foreign currency

The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Partnership is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected in foreign currency exchange (loss) gain in the accompanying consolidated statements of income.

Revenues

The Partnership’s time charters and voyage charters include both a lease component, consisting of the lease of the vessel, and a non-lease component, consisting of the operation of the vessel for the customer. The Partnership has elected to not separate the non-lease component from the lease component for all such charters, where the lease component is classified as an operating lease, and to account for the combined component as an operating lease. The Partnership’s time-charter contracts accounted for as direct financing leases and sales-type leases contain both a lease component (lease of the vessel) and a non-lease component (operation of the vessel). The Partnership has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby the Partnership estimates the cost to operate the vessel using cost benchmarking studies prepared by a third party, when available, or internal estimates when not available, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby the Partnership calculates a rate excluding the operating component based on a market time-charter rate from published broker estimates, when available, or internal estimates when not available. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component.
Time charters

Revenues from time charters accounted for as operating leases are recognized by the Partnership on a straight-line basis daily over the term of the charter. If collectability of the time-charter hire receipts from time charters accounted for as operating leases is not probable, revenue that would have otherwise been recognized is limited to the amount collected from the charterer.

Upon commencement of a time charter accounted for as a sales-type lease or a direct financing lease, the carrying value of the vessel is derecognized and the net investment in the lease is recognized, based on the fair value of the vessel. For direct financing leases and sales-type leases, the lease element of time-charter hire receipts is allocated to the lease receivable and voyage revenues over the term of the lease using the effective interest rate method. The non-lease element of time-charter hire receipts is recognized by the Partnership on a straight-line basis daily over the term of the charter. Drydock cost reimbursements allocable to the non-lease element of a time-charter are recognized on a straight-line basis over the period between the previous scheduled drydock and the next scheduled drydock. In addition, if collectability of non-lease receipts of charter payments from charterers is not probable, any such receipts are recognized as a liability unless the receipts are non-refundable and either the time-charter contract has been terminated or the Partnership has no remaining performance obligations. For time-charter contracts where the charterer is responsible for the operation of the vessel, the Partnership offsets any vessel operating expenses it incurs against reimbursements from the charterer.

The Partnership does not recognize revenues during days that the vessel is off-hire. When the time charter contains a profit-sharing agreement, drydock cost reimbursements for time charters accounted for as operating leases (see Note 2), or other variable consideration, the Partnership recognizes this revenue in the period in which the changes in facts and circumstances on which the variable charter hire payments are based occur.

Voyage charters

Revenues from voyage charters are recognized on a proportionate performance method. The Partnership uses a discharge-to-discharge basis in determining proportionate performance for all spot voyages that contain a lease and a load-to-discharge basis in determining proportionate performance for all spot voyages that do not contain a lease. The Partnership does not begin recognizing revenue until a charter has been agreed to by the customer, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. The consolidated balance sheets reflect, in other current assets, the accrued portion of revenues for those voyages that commence prior to balance sheet date and complete after the balance sheet date.

Bareboat charters

Revenues from bareboat charters accounted for as operating leases are recognized by the Partnership on a straight-line basis daily over the term of the charter. If collectability of the bareboat hire receipts from bareboat charters accounted for as operating leases is not probable, revenue that would have otherwise been recognized is limited to the amount collected from the charterer.

Upon commencement of a bareboat charter accounted for as a sales-type lease, the carrying value of the vessel is derecognized and the net investment in the lease is recognized, based on the fair value of the vessel. For direct financing leases and sales-type leases, bareboat hire receipts are allocated to the lease receivable and voyage revenues over the term of the lease using the effective interest rate method.

Operating expenses

Voyage expenses include all expenses unique to a particular voyage, including fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. The Partnership, as shipowner, pays voyage expenses under voyage charters. The Partnership’s customers pay voyage expenses under time charters, except when the vessel is off-hire during the term of a time-charter, in which case the Partnership pays voyage expenses.

Vessel operating expenses include crewing, ship management services, repairs and maintenance, insurance, stores, lube oils and communication expenses.

Voyage expenses and vessel operating expenses are recognized when incurred except when the Partnership incurs pre-operational costs related to the repositioning of a vessel (i) that relates directly to a specific customer contract, (ii) that generates or enhances resources of the Partnership that will be used in satisfying performance obligations in the future; and (iii) where such costs are expected to be recovered via the customer contract. In this case, such costs are deferred and amortized over the duration of the customer contract.

Cash and cash equivalents

The Partnership classifies all highly liquid investments with an original maturity date of three months or less as cash and cash equivalents.

Restricted cash

The Partnership maintains restricted cash deposits relating to certain term loans, collateral for derivatives, project tenders, leasing arrangements, amounts received from charterers to be used only for dry-docking expenditures and emergency repairs and other obligations.

Accounts receivable and other loan receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. The consolidated balance sheets reflect amounts where the right to consideration is conditioned upon the passage of time as "accounts receivable," and reflect accrued revenue where the right to consideration is conditioned upon something other than the passage of time as "other current assets."
The Partnership’s advances to equity-accounted joint ventures and any other investments in loan receivables are recorded at cost.

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest and supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Partnership to the standards required to properly service the Partnership’s customers are capitalized.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2020, 2019 and 2018 aggregated $nil, $0.3 million and $14.8 million, respectively.

Vessel capital modifications include the addition of new equipment or certain modifications to the vessel which are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is capitalized and depreciated over the estimated useful life of the modification. Expenditures covering recurring routine repairs and maintenance are expensed as incurred.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years for conventional tankers, 30 years for liquefied petroleum gas (or LPG) carriers and 35 years for liquefied natural gas (or LNG) carriers, from the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Partnership from operating the vessels for 25 years, 30 years, or 35 years, respectively. Depreciation of vessels and equipment, excluding amortization of dry-docking expenditures, for the years ended December 31, 2020, 2019 and 2018 aggregated $107.1 million, $115.1 million and $115.5 million, respectively. Depreciation and amortization includes depreciation on all owned vessels and amortization of vessels accounted for as finance leases.

Generally, the Partnership dry docks each of its vessels every two and a half years to five years. The Partnership capitalizes certain costs incurred during dry docking and amortizes those costs on a straight-line basis from the completion of a dry docking to the estimated completion of the next dry docking. The Partnership includes in capitalized dry docking those costs incurred as part of the dry docking to meet classification and regulatory requirements. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking.
The following table summarizes the change in the Partnership’s capitalized dry docking costs, from January 1, 2018 to December 31, 2020:

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Balance at January 1,	38,764	40,365	39,144
Cost incurred for dry docking	6,968	11,000	15,259
Write-downs and sales of vessels	(766)	—	(2,448)
Dry-dock amortization	(13,727)	(12,601)	(11,590)
Balance at December 31,	31,239	38,764	40,365

Vessels and equipment that are intended to be held and used in the Partnership's business are assessed for impairment when events or circumstances indicate the carrying value of the asset may not be recoverable. If the asset’s net carrying value exceeds the estimated net undiscounted cash flows expected to be generated over its remaining useful life and the fair value of the asset is less than its carrying value, the carrying value of the asset is reduced to its estimated fair value. The estimated fair value for the Partnership’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second-hand sale and purchase market does not exist, or in certain other cases, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second-hand sale and purchase market exists, an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is based on second-hand sale and purchase data, and other information provided by third parties.

Vessels and equipment that are "held for sale" are measured at the lower of their carrying value or fair value less costs to sell and are not depreciated while classified as held for sale. Interest and other expenses and related liabilities attributable to vessels and equipment classified as held for sale continue to be recognized as incurred.

Equity-accounted joint ventures

The Partnership’s investments in certain joint ventures, in which the Partnership does not control the entity but has the ability to exercise significant influence over the operating and financial policies of the entity, are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Partnership’s proportionate share of comprehensive earnings or losses and distributions. The Partnership evaluates its equity-accounted joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below its carrying value. If an equity-accounted investment is impaired and if the estimated fair value is less than its carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Partnership’s consolidated statements of income. The Partnership’s maximum exposure to loss is the amount it has invested in and advanced to its equity-accounted joint ventures, and the Partnership's proportionate share of the long-term debt and interest rate swaps that it has guaranteed within its equity-accounted joint ventures.

Debt issuance costs

Debt issuance costs related to a recognized debt liability, including fees, commissions and legal expenses, are deferred and presented as a direct reduction from the carrying amount of that debt liability and amortized on an effective interest rate method over the term of the relevant loan. Debt issuance costs that are not attributable to a specific debt liability or where the debt issuance costs exceed the carrying value of the related debt liability (primarily undrawn revolving credit facilities) are deferred and presented as other non-current assets in the Partnership's consolidated balance sheets. Amortization of debt issuance costs is included in interest expense in the Partnership’s consolidated statements of income.

Fees paid to substantially amend a non-revolving credit facility are associated with the extinguishment of the old debt instrument and included in determining the debt extinguishment gain or loss to be recognized. Other costs incurred with third parties directly related to the extinguishment are deferred and presented as a direct reduction from the carrying amount of the replacement debt instrument and amortized using the effective interest rate method. In addition, any unamortized debt issuance costs associated with the old debt instrument are written off. If the amendment is considered not to be a substantial amendment, then the fees would be associated with the replacement or modified debt instrument and, along with any existing unamortized premium, discount and unamortized debt issuance costs, would be amortized as an adjustment of interest expense over the remaining term of the replacement or modified debt instrument using the effective interest method. Other costs incurred with third parties directly related to the modification, other than the loan amendment fee, are expensed as incurred.

Fees paid to amend a revolving credit facility are deferred and amortized over the term of the modified revolving credit facility. If the borrowing capacity of the revolving credit facility increases as a result of the amendment, unamortized debt issuance costs of the original revolving credit facility are amortized over the remaining term of the modified revolving credit facility. If the borrowing capacity of the revolving credit facility decreases as a result of the amendment, a proportionate amount, based on the reduction in borrowing capacity, of the unamortized debt issuance costs of the original revolving credit facility are written off and the remaining amount is amortized over the remaining term of the modified revolving credit facility.

Goodwill and intangible assets

Goodwill is not amortized but is reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. A reporting unit is a component of the Partnership that constitutes a business for which discrete financial information is available and regularly reviewed by management. When goodwill is reviewed for impairment, the Partnership may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Partnership may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Partnership uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Goodwill impairment is measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill.

Customer-related intangible assets are amortized over the expected life of a customer contract. The amount amortized each year is weighted based on the projected revenue to be earned under the contracts. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.
Lease obligations and right-of-use assets
As of the lease commencement date, the Partnership recognizes a liability for its lease obligation, initially measured at the present value of lease payments not yet paid, and an asset for its right to use the underlying asset, initially measured equal to the lease liability and adjusted for lease payments made at or before lease commencement, lease incentives, and any initial direct costs. The initial recognition of the lease obligation and right-of-use asset excludes short-term leases for the Partnership’s vessels and office leases. Short-term leases are leases with an original term of one year or less, excluding those leases with an option to extend the lease for greater than one year or an option to purchase the underlying asset that the lessee is deemed reasonably certain to exercise. The initial recognition of this lease obligation and right-of-use asset excludes variable lease payments that are based on the usage or performance of the underlying asset and the portion of payments related to non-lease elements of vessel charters.
The Partnership uses the effective interest rate method to subsequently account for the lease liability, whereby interest is recognized in interest expense in the Partnership’s consolidated statements of income. For those leases classified as operating leases, lease interest and right-of-use asset amortization in aggregate result in a straight-line expense profile that is presented in time-charter hire expense for vessels and general and administrative expense for office leases, unless the right-of-use asset becomes impaired. For those leases classified as finance leases, the right-of-use asset is amortized on a straight-line basis over the remaining life of the vessel, with such amortization included in depreciation and amortization in the Partnership’s consolidated statements of income. Variable lease payments that are based on the usage or performance of the underlying asset are recognized as an expense when incurred, unless achievement of a specified target triggers the lease payment, in which case an expense is recognized in the period when achievement of the target is considered probable.
The Partnership recognizes the expense from short-term leases and any non-lease components of vessels time-chartered from other owners, on a straight-line basis over the firm period of the charters. The expense is included in time-charter hire expense for vessel charters and general and administrative expenses for office leases.
The Partnership has determined its time-charter-in contract contains both a lease component (lease of the vessel) and a non-lease component (operation of the vessel). The Partnership has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby the Partnership estimates the cost to operate the vessel using cost benchmarking studies prepared by a third party, when available, or internal estimates when not available, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby the Partnership calculates a rate excluding the operating component based on market time-charter rate information from published broker estimates, when available, or internal estimates when not available. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component. The discount rate of the lease is determined using the Partnership’s incremental borrowing rate, which is based on the fixed interest rate the Partnership could obtain when entering into a secured loan facility with similar terms.
The right-of-use asset is assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the right-of-use asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the right-of-use asset is reduced to its estimated fair value. The estimated fair value for the Partnership's impaired right-of-use assets from vessel in-charters is determined using a discounted cash flow approach to estimate the fair value. Subsequent to an impairment, a right-of-use asset related to an operating lease is amortized on a straight-line basis over its remaining life.
Vessels sold and leased back by the Partnership, where the Partnership has a fixed price repurchase obligation or other situations where the leaseback would be classified as a finance lease, are accounted for as a failed sale of the vessel. The Partnership does not derecognize the vessel sold and continues to depreciate the vessel as if it was the legal owner. Proceeds received from the sale of the vessel are recognized as an obligation related to finance lease and bareboat charter hire payments made by the Partnership to the lessor are allocated between interest expense and principal repayments on the obligation related to finance lease.
In periods prior to the adoption of Accounting Standards Update 2016-02, Leases (or ASU 2016-02) (see Note 2), the Partnership's accounting policy was to recognize the expense from vessels time-chartered from other owners, which was included in time-charter hire expense, on a straight-line basis over the firm period of the charters.
Credit losses
The Partnership utilizes a lifetime expected credit loss measurement objective for the recognition of credit losses for net investments in direct financing and sales-type leases, loans to equity-accounted joint ventures, guarantees of secured loan facilities of equity-accounted joint ventures, non-operating lease accounts receivables, contracts assets and other receivables at the time the financial asset is originated or acquired. The expected credit losses are subsequently adjusted each period for changes in expected lifetime credit losses. The Partnership discontinues accrual of interest on financial assets if collection of required payments is no longer probable, and in those situations, recognizes payments received on non-accrual assets on a cash basis method, until collection of required payments becomes probable. The Partnership considers a financial asset to be past due when payment is not made with 30 days of it being owed, assuming there is no dispute or other uncertainty regarding the amount owing.
Expected credit loss provisions are presented on the consolidated balance sheets as a reduction to the carrying value of the related financial asset and as an other long-term liability for expected credit loss provisions that relate to guarantees of secured loan facilities of equity-accounted joint ventures. Changes in expected credit loss provisions are presented within other expense in the Partnership's consolidated statements of income.
Prior to the adoption of Accounting Standards Update ASU 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13) on January 1, 2020, the Partnership recognized an allowance for doubtful accounts receivable consisting of the Partnership's best estimate of the amount of probable credit losses in existing accounts receivable based on historical write-off experience and customer economic data. The Partnership reviewed the allowance for doubtful accounts regularly and past due balances were reviewed for collectibility. Account balances were charged against the allowance when the Partnership believed that the receivable would not be recovered. In addition, the Partnership analyzed its loans for collectability during each reporting period. A loan loss provision was recognized, based on prevailing information and events, if it was probable that the Partnership would be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Partnership considered in determining if a loan loss provision was required include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor (when available), any information provided by the debtor regarding its ability to repay the loan, and the fair value of the underlying collateral. When a loan loss provision was recognized, the Partnership measured the amount of the loss provision based on the present value of expected future cash flows discounted at the loan's effective interest rate and recognizes the resulting loss in the consolidated statements of income. The carrying value of the loan was adjusted each subsequent period to reflect any changes in the present value of the expected future cash flows.
For charter contracts being accounted for as operating leases, if the remaining lease payments are no longer probable of being collected any unpaid accounts receivable and any accrued revenue will be reversed against revenue and any subsequent payments will be recognized as revenue when collected until such time that the remaining lease payments are probable of being collected.

Derivative instruments
All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value each period end, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and whether the contract qualifies for hedge accounting.

When a derivative is designated as a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness are recognized immediately in earnings. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer probable of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive (loss) income in total equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from total equity to the corresponding earnings line item (e.g. interest expense) in the Partnership’s consolidated statements of income. If a cash flow hedge is terminated or dedesignated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in total equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the Partnership’s consolidated statements of income. If the hedged items are no longer probable of occurring, amounts recognized in total equity are immediately transferred to the earnings item in the Partnership’s consolidated statements of income.

For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 815, Derivatives and Hedging, changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated interest rate swaps and the Partnership's agreement with Teekay Corporation for the Suezmax tanker the Toledo Spirit (which was sold in January 2019) are recorded in realized and unrealized loss on non-designated derivative instruments in the Partnership’s consolidated statements of income. Gains and losses from the Partnership’s cross currency swaps are recorded in foreign currency exchange gain (loss) in the Partnership’s consolidated statements of income.

Unit-based compensation

The Partnership grants restricted unit awards as incentive-based compensation under the Teekay LNG Partners L.P. 2005 Long-Term Incentive Plan to certain of the Partnership’s employees and to certain employees of Teekay Corporation’s subsidiaries that provide services to the Partnership and its subsidiaries. The Partnership measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For unit-based compensation awards subject to graded vesting, the Partnership calculates the value of the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. The compensation cost of the Partnership’s unit-based compensation awards is reflected in general and administrative expenses in the Partnership’s consolidated statements of income.

Income taxes

The Partnership accounts for income taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the consolidated financial statement basis and the tax basis of the Partnership’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more-likely-than not that some or all of the benefit from the deferred tax asset will not be realized.

The Partnership recognizes the tax benefits of uncertain tax positions only if it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination by the taxing authorities, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefits recognized in the Partnership’s consolidated financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense in the Partnership’s consolidated statements of income.

Guarantees

Guarantees issued by the Partnership, excluding those that are guaranteeing its own performance, are recognized at fair value at the time the guarantees are issued and are presented in the Partnership’s consolidated balance sheets as other long-term liabilities. The liability recognized on issuance is amortized to other income on the Partnership’s consolidated statements of income over the term of the guarantee. If it becomes probable that the Partnership will have to perform under a guarantee, the Partnership will recognize an additional liability if the amount of the loss can be reasonably estimated.